Retirement Plans and Other Retiree Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Reconciliation of Funded Status and Accumulated Benefit Obligation

The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2010		Year Ended December 31, 2011
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$366,840	$84,849	$390,646	$96,312
Service cost	2,905	550	3,102	452
Interest cost	20,882	4,930	20,058	5,069
Employee contributions	—	430	—	418
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)
Actuarial (gain) loss	18,810	9,963	42,515	12,138

Benefit obligation at end of period	$390,646	$96,312	$436,102	$110,737

Change in plan assets
Plan assets at beginning of period	$208,300	$—	$225,766	$—
Employer contributions	7,304	3,980	26,296	3,234
Employee contributions	—	430	—	418
Actual return on plan assets	28,953	—	4,950	—
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)

Plan assets at fair value at end of period	$225,766	$—	$236,793	$—

Accrued benefit costs and funded status of the plans	$(164,880)	$(96,312)	$(199,309)	$(110,737)

Accumulated benefit obligation	$379,590		$424,957

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	5.30%	5.38%	4.51%	4.57%
Salary rate	3.25%	—	3.25%	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	5.88%	5.95%	5.30%	5.38%
Expected rate of return on plan assets	8.0%	—	8.0%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$5,852	$5,911	$4,328	$—
Prior service credits, net of tax	(2,184)	—	(109)	—

Total	$3,668	$5,911	$4,219	$—

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$75,030	$7,609	$100,172	$13,195
Prior service credits, net of tax	(824)	—	(714)	—

Total	$74,206	$7,609	$99,458	$13,195

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(6,862)	$—	$(13,990)	$(687)
Prior service credits	172	—	172	—

Total	$(6,690)	$—	$(13,818)	$(687)

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post-retirement Benefits
2012	$26,928	$4,723
2013	25,121	5,171
2014	25,265	5,572
2015	26,146	6,034
2016	27,465	6,488
2017 to 2021	145,568	38,039

Total	$276,493	$66,027

Defined pension benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$2,326	$2,408
Interest cost	15,044	14,296
Expected return on plan assets	(14,796)	(15,422)
Amortization of unrecognized prior service credit	(129)	(129)
Amortization of unrecognized net loss	5,146	10,493

Net periodic costs	$7,591	$11,646

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Service cost	$2,774	$2,905	$3,102
Interest cost	20,706	20,882	20,058
Expected return on plan assets	(20,573)	(19,421)	(19,729)
Amortization of unrecognized prior service cost	(172)	(172)	(172)
Amortization of unrecognized net loss	—	3,641	6,862

Total benefit	2,735	7,835	10,121
Curtailment gain	(55)	—	—

Net periodic costs after curtailment	$2,680	$7,835	$10,121

Other postretirement benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$339	$266
Interest cost	3,802	3,719
Amortization of unrecognized net loss	—	515

Total costs	$4,141	$4,500

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Service cost	$781	$550	$452
Interest cost	4,810	4,930	5,069

Total costs	$5,591	$5,480	$5,521

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets was as follows:

	As of December 31, 2010		As of December 31, 2011
Asset Category	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	65%	67%	38%	62%
Debt securities	35%	33%	47%	36%
Other securities	0%	0%	15%	2%

Total	100%	100%	100%	100%

Fair Value of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2010	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets	Quoted Prices in Active Markets for Identical Assets
Asset Category	(Level 1)	(Level 1)
Equity Securities
U.S. Large-Cap (1)	$97,217	$96,420
U.S. Small/Mid-Cap (2)	16,795	14,864
World Equity Ex-US (3)	36,339	34,577
Fixed Income Securities
Long Duration Bonds (4)	47,709	39,707
High Yield Bonds (5)	18,407	18,642
Emerging Market Fixed income (Non-US) (6)	8,968	9,708
Core Fixed Income (7)	—	15,113
Cash	—	2,963
Other Securities
Hedge Fund (8)	—	4,477
Income earned but not yet received	331	322

Total	$225,766	$236,793

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund’s investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(8)	Hedge fund seeks to provide returns that are different than (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.